Quarterly Holdings Report
for

Fidelity® Pacific Basin Fund

July 31, 2021

PAF-QTLY-0921
1.804825.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 8.2%
Afterpay Ltd. (a)	81,129	$5,754,800
Aristocrat Leisure Ltd.	373,311	11,407,456
Blue Sky Alternative Investments Ltd. (a)(b)	1,733,447	13
BWX Ltd.	2,178,851	7,994,749
CSL Ltd.	109,654	23,248,469
HUB24 Ltd.	632,878	11,174,367
Lynas Rare Earths Ltd. (a)	999,127	5,381,757
Macquarie Group Ltd.	130,520	15,028,212
National Storage REIT unit	9,259,841	14,474,062
PointsBet Holdings Ltd. (a)	339,620	2,492,301
Technology One Ltd.	889,134	6,159,515

TOTAL AUSTRALIA		103,115,701

Cayman Islands - 12.8%
Alibaba Group Holding Ltd. (a)	2,068,300	50,513,584
Anta Sports Products Ltd.	296,000	6,448,569
Bilibili, Inc. Class Z (a)	60,100	5,145,670
Chailease Holding Co. Ltd.	1,147,000	9,527,724
China High Precision Automation Group Ltd. (a)(b)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (a)(b)	2,572,200	3
Hansoh Pharmaceutical Group Co. Ltd. (c)	1,920,000	6,880,835
Hypebeast Ltd. (a)	21,817,500	3,032,100
International Housewares Retail Co. Ltd.	13,080,700	4,864,560
Keymed Biosciences, Inc.	12,000	95,970
Medlive Technology Co. Ltd.	95,500	338,993
Sea Ltd. ADR (a)	25,000	6,904,000
Shenzhou International Group Holdings Ltd.	424,700	9,425,487
Tencent Holdings Ltd.	835,500	50,387,457
XPeng, Inc. ADR (a)	128,200	5,195,946
Zai Lab Ltd. (a)	11,900	1,670,831

TOTAL CAYMAN ISLANDS		160,431,731

China - 6.4%
Centre Testing International Group Co. Ltd. (A Shares)	2,386,109	10,026,056
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,428,922	10,504,422
Guangzhou Automobile Group Co. Ltd. (H Shares)	5,806,000	5,020,662
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	358,900	8,753,862
Kweichow Moutai Co. Ltd. (A Shares)	58,350	15,162,087
Midea Group Co. Ltd. (A Shares)	309,100	3,038,163
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	158,199	9,557,140
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	244,000	1,540,081
Weichai Power Co. Ltd. (H Shares)	1,305,000	2,854,790
Yunnan Baiyao Group Co. Ltd. (A Shares)	543,033	8,318,474
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	1,920,290	6,359,905

TOTAL CHINA		81,135,642

Hong Kong - 4.7%
AIA Group Ltd.	2,155,400	25,791,008
Antengene Corp. (c)	2,162,726	3,979,718
Hang Seng Bank Ltd.	721,400	13,841,033
Link (REIT)	490,300	4,687,761
Sino Land Ltd.	7,051,817	10,798,482

TOTAL HONG KONG		59,098,002

India - 6.1%
Axis Bank Ltd. (a)	1,453,098	13,855,968
Embassy Office Parks (REIT)	3,032,200	14,756,094
HDFC Bank Ltd.	416,032	8,013,902
Housing Development Finance Corp. Ltd.	247,184	8,116,557
Indraprastha Gas Ltd.	758,600	5,691,273
Petronet LNG Ltd.	1,275,200	3,743,601
Power Grid Corp. of India Ltd.	1,496,460	3,445,078
Power Grid Corporation of India Ltd. (a)	498,820	1,148,359
Reliance Industries Ltd.	636,375	17,422,021

TOTAL INDIA		76,192,853

Indonesia - 1.4%
PT Bank Central Asia Tbk	5,219,800	10,773,451
PT Bank Rakyat Indonesia Tbk	24,531,400	6,293,445

TOTAL INDONESIA		17,066,896

Japan - 37.4%
Astellas Pharma, Inc.	434,100	6,914,077
Bank of Kyoto Ltd.	88,500	3,799,599
Create SD Holdings Co. Ltd.	211,800	7,085,420
Daiichikosho Co. Ltd.	136,000	4,741,808
Daikin Industries Ltd.	52,300	10,921,952
DENSO Corp.	342,700	23,543,891
Fujitsu Ltd.	21,800	3,708,843
Hitachi Ltd.	317,300	18,250,849
Hoya Corp.	170,300	23,913,874
Iriso Electronics Co. Ltd.	135,100	6,416,034
JEOL Ltd.	68,900	4,452,860
Keyence Corp.	33,600	18,603,199
Kyowa Hakko Kirin Co., Ltd.	290,000	9,439,836
Minebea Mitsumi, Inc.	416,300	11,240,478
Misumi Group, Inc.	271,800	9,414,703
Murata Manufacturing Co. Ltd.	125,096	10,381,182
Net One Systems Co. Ltd.	158,000	5,400,848
Nexon Co. Ltd.	200,700	4,129,627
Nihon M&A Center, Inc.	463,600	12,846,671
Nitori Holdings Co. Ltd.	53,200	10,112,053
NOF Corp.	134,800	6,819,562
NSD Co. Ltd.	539,600	9,217,542
Olympus Corp.	833,300	17,148,772
Open House Co. Ltd.	334,600	16,835,987
ORIX Corp.	805,100	14,031,732
Outsourcing, Inc.	196,800	3,733,110
Park24 Co. Ltd. (a)	521,000	9,759,400
Recruit Holdings Co. Ltd.	268,900	13,937,262
Renesas Electronics Corp. (a)	1,485,800	15,994,985
SCSK Corp.	62,600	3,754,688
Shin-Etsu Chemical Co. Ltd.	150,300	24,518,329
SMS Co., Ltd.	318,400	8,895,638
SoftBank Group Corp.	382,800	24,072,629
Sony Group Corp.	256,600	26,806,102
Sugi Holdings Co. Ltd.	74,200	5,458,220
TechnoPro Holdings, Inc.	171,600	4,263,995
TIS, Inc.	252,000	6,512,192
Tokio Marine Holdings, Inc.	195,300	9,308,206
Tsuruha Holdings, Inc.	105,700	12,438,695
Yamato Holdings Co. Ltd.	218,600	6,300,083
Z Holdings Corp.	1,606,800	8,042,329
ZOZO, Inc.	501,200	17,018,094

TOTAL JAPAN		470,185,356

Korea (South) - 2.1%
Doosan Fuel Cell Co. Ltd. (a)	78,510	3,340,605
KB Financial Group, Inc.	160,340	7,106,140
SK Hynix, Inc.	165,288	16,130,764

TOTAL KOREA (SOUTH)		26,577,509

Netherlands - 1.2%
ASML Holding NV (Netherlands)	20,300	15,517,010
New Zealand - 1.4%
EBOS Group Ltd.	416,179	8,994,308
Ryman Healthcare Group Ltd.	928,240	8,523,569

TOTAL NEW ZEALAND		17,517,877

Philippines - 0.5%
Ayala Land, Inc.	10,417,600	6,820,613
Singapore - 1.6%
United Overseas Bank Ltd.	1,013,100	19,649,631
Taiwan - 10.0%
eMemory Technology, Inc.	181,000	8,521,446
Formosa Sumco Technology Corp.	1,080,000	7,298,090
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,246,000	12,839,685
MediaTek, Inc.	548,000	17,935,737
Taiwan Semiconductor Manufacturing Co. Ltd.	3,345,000	69,976,383
Voltronic Power Technology Corp.	194,413	9,482,060

TOTAL TAIWAN		126,053,401

United States of America - 1.4%
GI Dynamics, Inc. CDI (a)(b)	5,561,290	8,162
ResMed, Inc. CDI	679,762	18,018,222
Space Exploration Technologies Corp. Class A (a)(b)(d)	500	209,995

TOTAL UNITED STATES OF AMERICA		18,236,379

TOTAL COMMON STOCKS
(Cost $785,117,064)		1,197,598,601

Preferred Stocks - 4.8%
Convertible Preferred Stocks - 0.1%
China - 0.1%
dMed Biopharmaceutical Co. Ltd. Series C (b)(d)	87,773	1,213,901
Nonconvertible Preferred Stocks - 4.7%
Korea (South) - 4.7%
Samsung Electronics Co. Ltd.	937,810	58,655,836
TOTAL PREFERRED STOCKS
(Cost $48,909,028)		59,869,737

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.06% (e)
(Cost $4,889,196)	4,888,218	4,889,196
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $838,915,288)		1,262,357,534
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,626,138)
NET ASSETS - 100%		$1,257,731,396

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,400,634 or 1.0% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,423,896 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$1,246,653
Space Exploration Technologies Corp. Class A	2/16/21	$209,995

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,344
Fidelity Securities Lending Cash Central Fund	7,482
Total	$16,826

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$21,641,933	$224,602,825	$241,355,607	$45	$--	$4,889,196	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	53,918	25,420,243	25,474,161	--	--	--	0.0%
Total	$21,695,851	$250,023,068	$266,829,768	$45	$--	$4,889,196

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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